Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000209569 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[1]
C000209569 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%	[1]
C000209569 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[1]
C000209569 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[1]
C000209569 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
C000209569 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[1]
C000209569 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[1]
C000209569 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[1]
C000209569 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%	[1]
C000209569 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[1]
C000209569 [Member] | Pipelines And Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209569 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209569 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209569 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000209569 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000209569 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000209569 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000209569 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000209569 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209568 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[2]
C000209568 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%	[2]
C000209568 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[2]
C000209568 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[2]
C000209568 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
C000209568 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[2]
C000209568 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[2]
C000209568 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[2]
C000209568 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%	[2]
C000209568 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[2]
C000209568 [Member] | Pipelines And Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209568 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209568 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209568 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000209568 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000209568 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000209568 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000209568 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000209568 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209567 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[3]
C000209567 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%	[3]
C000209567 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[3]
C000209567 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[3]
C000209567 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[3]
C000209567 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[3]
C000209567 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[3]
C000209567 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[3]
C000209567 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%	[3]
C000209567 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[3]
C000209567 [Member] | Pipelines And Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209567 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209567 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209567 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000209567 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000209567 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000209567 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000209567 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000209567 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209566 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[4]
C000209566 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%	[4]
C000209566 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[4]
C000209566 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[4]
C000209566 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[4]
C000209566 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[4]
C000209566 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[4]
C000209566 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[4]
C000209566 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%	[4]
C000209566 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[4]
C000209566 [Member] | Pipelines And Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209566 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209566 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209566 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000209566 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000209566 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000209566 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000209566 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000209566 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209565 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[5]
C000209565 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%	[5]
C000209565 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[5]
C000209565 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[5]
C000209565 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[5]
C000209565 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[5]
C000209565 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[5]
C000209565 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[5]
C000209565 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%	[5]
C000209565 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[5]
C000209565 [Member] | Pipelines And Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209565 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209565 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209565 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000209565 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000209565 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000209565 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000209565 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000209565 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209570 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[6]
C000209570 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%	[6]
C000209570 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[6]
C000209570 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[6]
C000209570 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[6]
C000209570 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[6]
C000209570 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[6]
C000209570 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[6]
C000209570 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%	[6]
C000209570 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[6]
C000209570 [Member] | Pipelines And Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209570 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209570 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209570 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000209570 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000209570 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000209570 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000209570 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000209570 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209574 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%	[7]
C000209574 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%	[7]
C000209574 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[7]
C000209574 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.19%	[7]
C000209574 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%	[7]
C000209574 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%	[7]
C000209574 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%	[7]
C000209574 [Member] | Hess Midstream L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[7]
C000209574 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[7]
C000209574 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[7]
C000209574 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209574 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209574 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000209574 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209574 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000209574 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209575 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%	[8]
C000209575 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%	[8]
C000209575 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[8]
C000209575 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.19%	[8]
C000209575 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%	[8]
C000209575 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%	[8]
C000209575 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%	[8]
C000209575 [Member] | Hess Midstream L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[8]
C000209575 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[8]
C000209575 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[8]
C000209575 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209575 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209575 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000209575 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209575 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000209575 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209576 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%	[9]
C000209576 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%	[9]
C000209576 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[9]
C000209576 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.19%	[9]
C000209576 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%	[9]
C000209576 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%	[9]
C000209576 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%	[9]
C000209576 [Member] | Hess Midstream L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[9]
C000209576 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[9]
C000209576 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[9]
C000209576 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209576 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209576 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000209576 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209576 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000209576 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209573 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%	[10]
C000209573 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%	[10]
C000209573 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[10]
C000209573 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.19%	[10]
C000209573 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%	[10]
C000209573 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%	[10]
C000209573 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%	[10]
C000209573 [Member] | Hess Midstream L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[10]
C000209573 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[10]
C000209573 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[10]
C000209573 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209573 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209573 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000209573 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209573 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000209573 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209571 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%	[11]
C000209571 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%	[11]
C000209571 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[11]
C000209571 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.19%	[11]
C000209571 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%	[11]
C000209571 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%	[11]
C000209571 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%	[11]
C000209571 [Member] | Hess Midstream L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[11]
C000209571 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[11]
C000209571 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[11]
C000209571 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209571 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209571 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000209571 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209571 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000209571 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209572 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%	[12]
C000209572 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%	[12]
C000209572 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[12]
C000209572 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.19%	[12]
C000209572 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%	[12]
C000209572 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%	[12]
C000209572 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%	[12]
C000209572 [Member] | Hess Midstream L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[12]
C000209572 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[12]
C000209572 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[12]
C000209572 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209572 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000209572 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000209572 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209572 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000209572 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209581 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%	[13]
C000209581 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[13]
C000209581 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%	[13]
C000209581 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.55%	[13]
C000209581 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.31%	[13]
C000209581 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.93%	[13]
C000209581 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%	[13]
C000209581 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[13]
C000209581 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[13]
C000209581 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[13]
C000209581 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209581 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209581 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000209581 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000209581 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000209581 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000209581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000209580 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%	[14]
C000209580 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[14]
C000209580 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%	[14]
C000209580 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.55%	[14]
C000209580 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.31%	[14]
C000209580 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.93%	[14]
C000209580 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%	[14]
C000209580 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[14]
C000209580 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[14]
C000209580 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[14]
C000209580 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209580 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209580 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000209580 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000209580 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000209580 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000209580 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000209579 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%	[15]
C000209579 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[15]
C000209579 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%	[15]
C000209579 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.55%	[15]
C000209579 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.31%	[15]
C000209579 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.93%	[15]
C000209579 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%	[15]
C000209579 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[15]
C000209579 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[15]
C000209579 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[15]
C000209579 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209579 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209579 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000209579 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000209579 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000209579 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000209579 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000209578 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%	[16]
C000209578 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[16]
C000209578 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%	[16]
C000209578 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.55%	[16]
C000209578 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.31%	[16]
C000209578 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.93%	[16]
C000209578 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%	[16]
C000209578 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[16]
C000209578 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[16]
C000209578 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[16]
C000209578 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209578 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209578 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000209578 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000209578 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000209578 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000209578 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000209577 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%	[17]
C000209577 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[17]
C000209577 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%	[17]
C000209577 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.55%	[17]
C000209577 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.31%	[17]
C000209577 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.93%	[17]
C000209577 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%	[17]
C000209577 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[17]
C000209577 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[17]
C000209577 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[17]
C000209577 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209577 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209577 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000209577 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000209577 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000209577 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000209577 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000209582 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%	[18]
C000209582 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[18]
C000209582 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%	[18]
C000209582 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.55%	[18]
C000209582 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.31%	[18]
C000209582 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.93%	[18]
C000209582 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%	[18]
C000209582 [Member] | NGL Energy Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[18]
C000209582 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[18]
C000209582 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[18]
C000209582 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209582 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209582 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000209582 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000209582 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000209582 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000209582 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000209588 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%	[19]
C000209588 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.15%	[19]
C000209588 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[19]
C000209588 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.14%	[19]
C000209588 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.61%	[19]
C000209588 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.39%	[19]
C000209588 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.89%	[19]
C000209588 [Member] | Hess Midstream L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%	[19]
C000209588 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[19]
C000209588 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[19]
C000209588 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209588 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000209588 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000209588 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209588 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	42.80%
C000209588 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209587 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%	[20]
C000209587 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.15%	[20]
C000209587 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[20]
C000209587 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.14%	[20]
C000209587 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.61%	[20]
C000209587 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.39%	[20]
C000209587 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.89%	[20]
C000209587 [Member] | Hess Midstream L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%	[20]
C000209587 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[20]
C000209587 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[20]
C000209587 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209587 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000209587 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000209587 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209587 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	42.80%
C000209587 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209586 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%	[21]
C000209586 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.15%	[21]
C000209586 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[21]
C000209586 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.14%	[21]
C000209586 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.61%	[21]
C000209586 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.39%	[21]
C000209586 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.89%	[21]
C000209586 [Member] | Hess Midstream L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%	[21]
C000209586 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[21]
C000209586 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[21]
C000209586 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209586 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000209586 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000209586 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209586 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	42.80%
C000209586 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209585 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%	[22]
C000209585 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.15%	[22]
C000209585 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[22]
C000209585 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.14%	[22]
C000209585 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.61%	[22]
C000209585 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.39%	[22]
C000209585 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.89%	[22]
C000209585 [Member] | Hess Midstream L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%	[22]
C000209585 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[22]
C000209585 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[22]
C000209585 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209585 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000209585 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000209585 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209585 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	42.80%
C000209585 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209584 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%	[23]
C000209584 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.15%	[23]
C000209584 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[23]
C000209584 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.14%	[23]
C000209584 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.61%	[23]
C000209584 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.39%	[23]
C000209584 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.89%	[23]
C000209584 [Member] | Hess Midstream L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%	[23]
C000209584 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[23]
C000209584 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[23]
C000209584 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209584 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000209584 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000209584 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209584 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	42.80%
C000209584 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209583 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%	[24]
C000209583 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.15%	[24]
C000209583 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[24]
C000209583 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.14%	[24]
C000209583 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.61%	[24]
C000209583 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.39%	[24]
C000209583 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.89%	[24]
C000209583 [Member] | Hess Midstream L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%	[24]
C000209583 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[24]
C000209583 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[24]
C000209583 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209583 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000209583 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000209583 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209583 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	42.80%
C000209583 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.